Related Party Transactions (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Oct. 05, 2020
Due from Fvndit, Inc.	$ 25,142		$ 24,498
Professional service payments	151,500	$ 0
CEO
Professional service payments	0		40,000
Health insurance premium payments	6,081		17,344
Technical services payments made by VoiceStep	$ 28,500	$ 24,000	$ 40,000
Tan Tran
Common stock, shares outstanding, Fvndit				40,500,000
Common stock shares issued by Fvndit				500,000